Investments Held in Trust (Tables)	12 Months Ended
Dec. 31, 2012
Investments Held In Trust [Abstract]
Investments Held In Trust [Table Text Block]

The carrying amount, excluding accrued interest income, gross unrealized holding gains and fair value of held-to-maturity securities at December 31, 2012 are as follows:

	Amortized Cost	Gross Unrecognized Gains	Gross Unrecognized Losses	Fair Value
Cash	$621,177	$-	$-	$621,177
Held-to-Maturity:
United States Treasury Securities	35,999,756	244	-	36,000,000
Total Investments Held in Trust	$36,620,933	$244	$-	$36,621,177